GOODWILL AND OTHER INTANGIBLES - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Goodwill [Line Items]
Intangible assets, current			$ 500
Amortization expense	$ 32	$ 19
Agriculture
Goodwill [Line Items]
Goodwill, period increase	1,300
Construction
Goodwill [Line Items]
Goodwill, period increase	$ 51